Other Commitments and Contingencies and Derivatives - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	$ 177	$ 288
Total, Liability, Fair Value	89	12
Derivative Loan Commitments [Member]
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	13	288
Total, Liability, Fair Value
Derivative Loan Commitments [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	38	288
Derivative Loan Commitments [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total, Liability, Fair Value	25
Forward Loan Sale Commitments [Member]
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	75
Total, Liability, Fair Value		12
Forward Loan Sale Commitments [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	82
Forward Loan Sale Commitments [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total, Liability, Fair Value	7	12
Loan Level Interest Rate Swaps [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total, Asset, Fair Value	57
Loan Level Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total, Liability, Fair Value	$ 57